Leases - Right-of-Use Asset Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 1,193	$ 1,581	$ 1,151
R&D expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	946	1,342	915
G&A expense
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 247	$ 239	$ 236